Provision for employee benefits - Rollforward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	€ 7	€ 25
Ending balance	€ 64	€ 7	€ 25
Discount rate	1.00%	1.30%	1.30%
Term of Benefit Obligations	19 years 3 months 26 days
Weighted average age of the plan participants	46 years 2 months 12 days	43 years 9 months 18 days	46 years
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	€ 1,277	€ 1,007	€ 670
Service cost	379	336	352
Interest expense / income ()	19	15	11
Contributions by plan participants	(167)	(116)	(148)
Actuarial gains (+) / losses (-)	281	35	124
Benefits paid / transfers out			(2)
Ending balance	1,789	1,277	1,007
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,270	982	669
Interest expense / income ()	19	16	10
Administrative costs and taxes	(47)	(32)	(46)
Contributions by company & participants	475	328	423
Contributions by plan participants	(168)	(116)	(148)
Actuarial gains (+) / losses (-)	176	92	76
Benefits paid / transfers out			(2)
Ending balance	€ 1,725	€ 1,270	€ 982